SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Summary Of Property And Equipment Are Stated At Cost Less Accumulated Depreciation	Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Estimated Useful Life
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Summary Of Property And Equipment Are Stated At Cost Less Accumulated Depreciation	Depreciation expense is recognized over the useful lives of the assets using the straight-line method. The estimated useful life of each asset category is as follows:

Years
Computer equipment	5
Office furniture	5